Summary of Significant Accounting Policies - Cash and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash	$ 92,494	$ 65,622
Restricted cash	3,937	3,975
Total cash and restricted cash	$ 96,431	$ 69,597	$ 12,246	$ 2,962